Preliminary Assignment of Aggregate Consideration (Detail)		3 Months Ended	0 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 Vapestick USD ($)	Jan. 09, 2014 Subsequent Event Vapestick USD ($)	Jan. 09, 2014 Subsequent Event Vapestick GBP (£)
Estimated Fair Value of Consideration Transferred
Cash		$ 5,804,240	$ 5,746,965	£ 3,500,000
Issuance of shares of common stock		48,974,558	47,718,321
Total		54,778,798	53,465,286
Assets Acquired and Liabilities Assumed
Cash		136,165	99,353
Accounts receivable		212,331	229,007
Inventory		234,656	234,656
Prepaids and other current assets		100,548	120,683
Furniture and equipment		47,772	47,772
Tradename		4,098,000	7,814,000
Customer Relationships		6,591,000	2,923,000
Accounts payable and accrued expenses		(221,210)	(149,814)
Revolving line of credit		(330,322)	(320,848)
Long-term debt		(45,577)	(55,051)
Other liabilities		(72,994)	(114,777)
Total identifiable net assets		10,750,369	10,827,981
Goodwill	101,999,227	44,028,429	42,637,305
Total fair value of consideration		$ 54,778,798	$ 53,465,286